Regulatory Assets and Liabilities (Regulated Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Regulatory Assets [Line Items]
Regulatory Assets, Current	$ 339	$ 602
Regulatory Assets, Long-term	2,766	3,018
Total regulatory assets	3,105	3,620
Deferred income tax regulatory assets
Regulatory Assets [Line Items]
Total regulatory assets	1,233	1,166
TEC capital cost recovery for early retired assets
Regulatory Assets [Line Items]
Total regulatory assets	671	674
NSPI FAM
Regulatory Assets [Line Items]
Total regulatory assets	395	307
Pension and post-retirement medical plan
Regulatory Assets [Line Items]
Total regulatory assets	364	369
Cost Recovery Clauses
Regulatory Assets [Line Items]
Total regulatory assets	151	707
Deferrals related to derivative instruments
Regulatory Assets [Line Items]
Total regulatory assets	88	30
Storm cost recovery clauses
Regulatory Assets [Line Items]
Total regulatory assets	52	138
Environmental Remediations
Regulatory Assets [Line Items]
Total regulatory assets	26	27
Stranded Cost Recovery
Regulatory Assets [Line Items]
Total regulatory assets	25	27
NMGC winter event gas cost recovery
Regulatory Assets [Line Items]
Total regulatory assets	0	69
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 100	$ 106